Property, plant and equipment - Summary of Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 3,860	€ 4,205
Property, plant and equipment end of period	5,248	3,860
Decrease through classified as held for sale, property, plant and equipment	4
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	6,845	6,890
Acquisition of CCL	1,568
Additions	479	422
Disposals	(637)	(388)
Transfers and reclassifications	(4)	0
Other	109	(79)
Property, plant and equipment end of period	8,360	6,845
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(2,985)	(2,685)
Depreciation expense	(693)	(665)
Disposals	610	327
Other	(44)	38
Property, plant and equipment end of period	(3,112)	(2,985)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	317	316
Property, plant and equipment end of period	663	317
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	317	316
Acquisition of CCL	339
Additions	2	18
Disposals	(3)	(12)
Transfers and reclassifications	0	1
Other	8	(6)
Property, plant and equipment end of period	663	317
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Other	0	0
Property, plant and equipment end of period	0	0
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,195	1,198
Property, plant and equipment end of period	1,663	1,195
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,846	1,755
Acquisition of CCL	492
Additions	41	89
Disposals	(28)	(32)
Transfers and reclassifications	47	49
Other	31	(15)
Property, plant and equipment end of period	2,429	1,846
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(651)	(557)
Depreciation expense	(123)	(117)
Disposals	17	15
Other	(9)	8
Property, plant and equipment end of period	(766)	(651)
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,638	1,670
Property, plant and equipment end of period	2,105	1,638
Machinery, equipment and containers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,975	2,805
Acquisition of CCL	529
Additions	119	112
Disposals	(218)	(81)
Transfers and reclassifications	129	173
Other	44	(34)
Property, plant and equipment end of period	3,578	2,975
Machinery, equipment and containers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(1,337)	(1,135)
Depreciation expense	(326)	(297)
Disposals	208	79
Other	(18)	16
Property, plant and equipment end of period	(1,473)	(1,337)
Cold drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	383	501
Property, plant and equipment end of period	395	383
Cold drink equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,155	1,210
Acquisition of CCL	108
Additions	50	46
Disposals	(319)	(86)
Transfers and reclassifications	11	0
Other	21	(15)
Property, plant and equipment end of period	1,026	1,155
Cold drink equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(772)	(709)
Depreciation expense	(163)	(159)
Disposals	319	86
Other	(15)	10
Property, plant and equipment end of period	(631)	(772)
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	142	148
Property, plant and equipment end of period	147	142
Vehicle fleet | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	283	291
Acquisition of CCL	7
Additions	62	64
Disposals	(54)	(69)
Transfers and reclassifications	1	0
Other	(1)	(3)
Property, plant and equipment end of period	298	283
Vehicle fleet | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(141)	(143)
Depreciation expense	(61)	(62)
Disposals	51	63
Other	0	1
Property, plant and equipment end of period	(151)	(141)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	60	93
Property, plant and equipment end of period	69	60
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	144	234
Acquisition of CCL	15
Additions	10	16
Disposals	(16)	(107)
Transfers and reclassifications	5	4
Other	2	(3)
Property, plant and equipment end of period	160	144
Furniture and office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(84)	(141)
Depreciation expense	(20)	(30)
Disposals	15	84
Other	(2)	3
Property, plant and equipment end of period	(91)	(84)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	125	279
Property, plant and equipment end of period	206	125
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	125	279
Acquisition of CCL	78
Additions	195	77
Disposals	1	(1)
Transfers and reclassifications	(197)	(227)
Other	4	(3)
Property, plant and equipment end of period	206	125
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Other	0	0
Property, plant and equipment end of period	€ 0	€ 0